THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY     MOODY'S/
    AMOUNT                                                   TYPE      S&P RATING    MATURITY
(IN THOUSANDS)            SECURITY DESCRIPTION            (UNAUDITED)  (UNAUDITED)     DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
LONG-TERM INVESTMENTS (98.1%)
ALABAMA (0.1%)
 $     1,000    Daphne Special Care Facilities Financing
                  Authority, (Presbyterian Retirement,
                  Prerefunded, Series A)................       RB        NR/NR      08/15/18      7.300% $  1,029,680
                                                                                                         ------------

ALASKA (0.3%)
       2,000    Anchorage, (Prerefunded), MBIA
                  Insured...............................       GO       Aaa/AAA     07/01/02      6.600     2,040,040
                                                                                                         ------------

ARIZONA (0.4%)
       3,430    Arizona Healthcare Facilities Authority
                  (Catholic Healthcare Revenue,
                  Series A).............................       RB      Baa1/BBB+    07/01/09      6.125     3,412,850
                                                                                                         ------------

CALIFORNIA (2.6%)
       2,520    California Department of Water
                  Resources, (Central Valley Project,
                  Water Systems Service, Refunding,
                  Series J-1)...........................       RB       Aa2/AA      12/01/12      7.000     3,014,953
      13,070    California Statewide Community
                  Development Authority, (Catholic
                  Healthcare West)......................       RB      Baa1/BBB+    07/01/09      6.000    13,117,052
       1,049    Kaweah Delta Hospital District, Tulare
                  County, (Series E)....................       PP        NR/A+      06/01/14      5.250     1,048,567
         353    Kaweah Delta Hospital District, Tulare
                  County, (Series G)....................       PP        NR/A+      06/01/14      6.400       369,840
       2,500    Los Angeles County Public Works
                  Financing Authority, (Lease Revenue,
                  Refunding, Series A), MBIA Insured....       RB       Aaa/AAA     09/01/06      6.000     2,719,175
                                                                                                         ------------
                    TOTAL CALIFORNIA....................                                                   20,269,587
                                                                                                         ------------

COLORADO (1.1%)
       5,000    Colorado Department of Transportation,
                  (Revenue Anticipation Notes, due
                  06/15/14), AMBAC Insured..............       RB       Aaa/AAA     06/15/10(a)   6.000     5,290,350
       2,850    Weld County School District #6..........       GO       Aa3/AA-     12/01/04      5.750     2,971,267
                                                                                                         ------------
                    TOTAL COLORADO......................                                                    8,261,617
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
CONNECTICUT (1.6%)
 $     2,000    Connecticut Heatlh & Educational
                  Facilities Authority, (St Mary's
                  Hospital, Series D)...................       RB       Baa1/NR     07/01/01      5.750% $  2,012,220
       7,240    Connecticut, (Series B, due 06/15/17)...       GO       Aa3/AA      06/15/10(a)   5.875     7,518,885
       2,815    Connecticut, (Special Tax Obligation,
                  Transportation Infrastructure,
                  Prerefunded, Series A, due
                  06/01/04),............................       RB       NR/AA-      06/01/03(a)   6.600     2,962,450
                                                                                                         ------------
                    TOTAL CONNECTICUT...................                                                   12,493,555
                                                                                                         ------------

DISTRICT OF COLUMBIA (3.0%)
         220    District of Columbia, (Escrowed to
                  Maturity, Prerefunded, Series A),
                  MBIA-IBC Insured......................       GO       Aaa/AAA     06/01/07      6.000       235,330
       2,600    District of Columbia, (Escrowed to
                  Maturity, Prerefunded, Series B),
                  MBIA Insured..........................       GO       Aaa/AAA     06/01/02      6.000     2,667,496
       6,795    District of Columbia, (Escrowed to
                  Maturity, Prerefunded, Series C),
                  FGIC Insured..........................       GO       Aaa/AAA     12/01/03      5.250     6,929,405
      10,645    District of Columbia, (Escrowed to
                  Maturity, Series A)...................       GO       Aaa/BBB     06/01/04      5.800    11,072,716
       2,780    District of Columbia, (Unrefunded
                  Balance, Series A), MBIA-IBC
                  Insured...............................       GO       Aaa/AAA     06/01/07      6.000     2,955,251
                                                                                                         ------------
                    TOTAL DISTRICT OF COLUMBIA..........                                                   23,860,198
                                                                                                         ------------

FLORIDA (0.3%)
         465    Florida Board of Education, (Capital
                  Outlay, Unrefunded Balance, Series C,
                  due 06/01/01),........................       GO       Aa2/AA+     08/24/00(a)   7.000       467,055
       2,000    Volusia County School District,
                  (Refunding, due 08/01/02), FGIC
                  Insured...............................       GO       Aaa/AAA     08/01/01(a)   6.100     2,063,080
                                                                                                         ------------
                    TOTAL FLORIDA.......................                                                    2,530,135
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
GEORGIA (5.5%)
 $     3,200    De Kalb County, (Water & Sewer Revenue,
                  Refunding)............................       RB        Aa/AA      10/01/02      6.000% $  3,300,896
       2,630    Fulton County School District,
                  (Refunding)...........................       GO       Aa2/AA      05/01/14      6.375     2,927,243
       1,250    Georgia Municipal Electric Authority,
                  (Power Revenue, Refunding,
                  Series A).............................       RB        A3/A       01/01/12      6.500     1,389,187
       4,000    Georgia Municipal Electric Authority,
                  (Power Revenue, Refunding, Series A),
                  MBIA-IBC Insured......................       RB       Aaa/AAA     01/01/12      6.500     4,467,360
       4,895    Georgia, (Refunding, Series E)..........       GO       Aaa/AAA     07/01/03      5.500     5,024,277
       6,000    Georgia, (Series B).....................       GO       Aaa/AAA     03/01/07      7.200     6,825,240
       3,000    Georgia, (Series B).....................       GO       Aaa/AAA     03/01/10      6.300     3,326,220
       4,470    Georgia, (Series C).....................       GO       Aaa/AAA     07/01/11      5.700     4,744,234
       2,500    Gwinnett County School District,
                  (Refunding, Series B).................       GO       Aa1/AA+     02/01/08      6.400     2,749,475
       5,000    Metropolitan Atlanta Rapid Transit
                  Authority, (Sales Tax Revenue,
                  Refunding, Series P, due 07/01/11),
                  AMBAC Insured.........................       RB       Aaa/AAA     07/01/09(a)   6.250     5,558,750
       3,000    Roswell, (due 02/01/13).................       GO       Aaa/AAA     02/01/09(a)   5.500     3,085,440
                                                                                                         ------------
                    TOTAL GEORGIA.......................                                                   43,398,322
                                                                                                         ------------

ILLINOIS (4.1%)
       8,110    Chicago, (Prerefunded, due 01/01/13),
                  AMBAC Insured.........................       GO       Aaa/AAA     07/01/05(a)   6.250     8,806,649
       5,000    Chicago, (Skyway Toll Bridge Revenue,
                  Prerefunded) due 01/01/17.............       RB       NR/AAA      01/01/04(a)   6.750     5,422,800
       3,000    Illinois Development Bank...............       PP        NR/NR      08/01/28      4.900     2,927,940
       1,665    Illinois Health Facilities Authority,
                  (due 02/15/12)........................       RB        A1/NR      02/15/10(a)   6.625     1,742,506
       4,175    Illinois, (Sales Tax Revenue, Refunding,
                  Series Q).............................       RB       Aa2/AAA     06/15/12      6.000     4,481,654
       3,770    Illinois Health Facilities Authority,
                  (Riverside Health System).............       RB        A3/A       11/15/10      6.750     3,933,543

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
ILLINOIS (CONTINUED)
 $     1,380    Metropolitan Pier & Exposition
                  Authority, (Dedicated State Tax
                  Revenue, Unrefunded Balance,
                  Series A).............................       RB       Aa3/AA-     06/15/06      8.500% $  1,636,542
       2,810    Regional Transportation Authority,
                  (Series D), FGIC Insured..............       RB       Aaa/AAA     06/01/07      7.750     3,264,433
                                                                                                         ------------
                    TOTAL ILLINIOS......................                                                   32,216,067
                                                                                                         ------------

INDIANA (1.0%)
       5,400    Indiana Bond Bank, (State Revolving Fund
                  Program, Series A, due 08/01/13)......       RB       NR/AAA      08/01/10(a)   5.875     5,672,430
       2,000    Indiana Municipal Power Agency, (Power
                  Supply System Revenue, Refunding,
                  Series B), MBIA Insured...............       RB       Aaa/AAA     01/01/13      6.000     2,157,600
                                                                                                         ------------
                    TOTAL INDIANA.......................                                                    7,830,030
                                                                                                         ------------

IOWA (0.9%)
       2,095    Iowa Finance Authority, (Hospital
                  Facilities Revenue, due 02/15/15).....       RB        A1/NR      02/15/10(a)   6.750     2,192,732
       2,385    Iowa Finance Authority, (Hospital
                  Facilities Revenue, due 02/15/16).....       RB        A1/NR      02/15/10(a)   6.750     2,483,071
       2,440    Iowa Finance Authority, (Hospital
                  Facilities Revenue, due 02/15/17).....       RB        A1/NR      02/15/10(a)   6.750     2,530,768
                                                                                                         ------------
                    TOTAL IOWA..........................                                                    7,206,571
                                                                                                         ------------

KENTUCKY (0.7%)
       3,905    Kentucky Property & Buildings Commission
                  (Refunding, Project #64, due
                  05/01/10), MBIA Insured...............       RB       Aaa/AAA     11/01/09(a)   5.750     4,123,368
       1,470    Kentucky Turnpike Authority, (Road
                  Recovery Revenue, Escrowed to
                  Maturity, due 07/01/02)...............       RB       Aaa/AAA     08/24/00(a)   7.100     1,496,475
                                                                                                         ------------
                    TOTAL KENTUCKY......................                                                    5,619,843
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
MAINE (0.6%)
 $     4,050    Maine Municipal Bond Bank, (Prerefunded,
                  Series E due 11/01/12)................       RB       Aa2/NR      11/01/02(a)   6.250% $  4,277,124
                                                                                                         ------------

MARYLAND (2.4%)
       1,000    Maryland Community Development
                  Administration, (Department of Housing
                  & Community Development, First Series,
                  due 04/01/12).........................       RB       Aa2/NR      10/01/09(a)   5.500     1,003,850
       1,250    Maryland Community Development
                  Administration, (Department of Housing
                  & Community Development, Refunding,
                  Series A, due 09/01/10)...............       RB       Aa2/NR      09/01/09(a)   5.300     1,253,075
       1,425    Maryland Community Development
                  Administration, (Department of Housing
                  & Community Development, Refunding,
                  Series A, due 09/01/11)...............       RB       Aa2/NR      09/01/09(a)   5.400     1,431,541
       1,105    Maryland Community Development
                  Administration, (Department of Housing
                  & Communty Development, First Series,
                  due 04/01/10).........................       RB       Aa2/NR      10/01/09(a)   5.300     1,107,729
       5,435    Maryland Health & Higher Educational
                  Facilities Authority, (John Hopkins
                  University, Refunding)................       RB       Aa2/AA      07/01/03      5.750     5,610,714
       5,000    Maryland State, (State & Local
                  Facilities Loan, First Series)........       GO       Aaa/AAA     08/01/05      5.125     5,116,400
       3,000    Maryland, (Third Series, due
                  07/15/03).............................       GO       Aaa/AAA     07/15/01(a)   6.400     3,066,720
                                                                                                         ------------
                    TOTAL MARYLAND......................                                                   18,590,029
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
MASSACHUSETTS (5.9%)
 $     5,650    Massachusetts Bay Transportation
                  Authority, (General Transportation
                  System, Refunding, Series A)..........       RB       Aa2/AA-     03/01/08      7.000% $  6,409,134
       1,495    Massachusetts State College Building
                  Authority, (Refunding, Series A)......       RB       Aa2/AA-     05/01/11      7.500     1,799,367
       9,500    Massachusetts State Water Pollution
                  Abatement Trust, (Abatement MWRA
                  Program, Sub-Series A, due
                  08/01/15).............................       RB       Aa1/AA      08/01/09(a)   6.000     9,961,320
       5,000    Massachusetts State, (Consolidation
                  Loan, Series A, due 02/01/14).........       GO       Aa2/AA-     02/01/10(a)   6.000     5,301,650
      14,035    Massachusetts State, (Consolidation
                  Loan, Series B, due 06/01/12).........       GO       Aa2/AA-     06/01/10(a)   5.750    14,692,540
       8,000    Massachusetts State, (Prerefunded,
                  Series B) AMBAC Insured...............       GO       Aaa/AAA     07/01/11      5.500     8,373,360
                                                                                                         ------------
                    TOTAL MASSACHUSETTS.................                                                   46,537,371
                                                                                                         ------------

MICHIGAN (6.3%)
      10,000    Detroit Water Supply System,
                  (Prerefunded due 07/01/22), FGIC
                  Insured...............................       RB       Aaa/AAA     07/01/02(a)   6.375    10,538,000
      10,000    Michigan Hospital Finance Authority,
                  (Ascension Health Credit Corp.,
                  Refunding, Series B)..................       RB       Aa2/AA      11/15/33      5.300    10,032,500
      13,050    Michigan Hospital Finance Authority,
                  (Ascension Health Credit Corp.,
                  Series A, due 11/15/15), MBIA
                  Insured...............................       RB       Aaa/AAA     11/15/09(a)   6.250    13,636,728
      10,500    Michigan Hospital Finance Authority,
                  (Genesys Health System, Prerefunded,
                  Series A due 10/01/21)................       RB      Baa2/AAA     10/01/05(a)   8.125    12,263,685
       2,905    Michigan Hospital Finance Authority,
                  (Mercy Health Services, Refunding,
                  Series T).............................       RB       Aa3/AA-     08/15/04      5.750     2,961,473
                                                                                                         ------------
                    TOTAL MICHIGAN......................                                                   49,432,386
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
MINNESOTA (2.6%)
 $     9,330    Minnesota...............................       GO       Aaa/AAA     06/01/10      5.500% $  9,794,727
       5,000    University of Minnesota, (Refunding,
                  Series A).............................       RB       Aa2/AA      07/01/10      5.750     5,332,150
       5,000    University of Minnesota, (Refunding,
                  Series A).............................       RB       Aa2/AA      07/01/15      5.750     5,260,400
                                                                                                         ------------
                    TOTAL MINNESOTA.....................                                                   20,387,277
                                                                                                         ------------

MISSISSIPPI (2.4%)
       4,080    Jackson Redevelopment Authority, (Urban
                  Renewal Revenue, Jackson Medical Mall
                  Foundation Project, Series A), LOC
                  Bank One Louisiana....................       RB        NR/A+      11/01/12      4.600     4,057,438
       2,505    Mississippi Higher Education,
                  (Refunding, Series B, due 09/01/04)...       RB       Aaa/NR      09/01/02(a)   5.600     2,537,765
      10,875    Mississippi, (Escrowed to Maturity,
                  Refunding)............................       GO       Aaa/AAA     02/01/08      6.200    11,788,935
                                                                                                         ------------
                    TOTAL MISSISSIPPI...................                                                   18,384,138
                                                                                                         ------------

MISSOURI (1.2%)
       5,000    Missouri Regional Convention & Sports
                  Complex Authority, (Prerefunded,
                  Series A, due 08/15/21)...............       RB       Aaa/AAA     08/15/03(a)   6.900     5,329,300
       4,000    St. Louis County Regional Convention &
                  Sports Complex Authority,
                  (Prerefunded, Series B, due
                  08/15/21).............................       RB       Aaa/AAA     08/15/03(a)   7.000     4,274,680
                                                                                                         ------------
                    TOTAL MISSOURI......................                                                    9,603,980
                                                                                                         ------------

NEBRASKA (0.7%)
       5,245    Nebhelp Inc. (Sub-Series A-5B), MBIA
                  Insured...............................       RB       Aaa/NR      06/01/13      6.200     5,497,022
                                                                                                         ------------

NEVADA (3.7%)
       8,200    Clark County School District,
                  (Series A), MBIA Insured..............       GO       Aaa/AAA     06/01/11      7.000     9,487,810
       1,200    Las Vegas, (Clark County Library
                  District, Prerefunded, Series A
                  due 06/01/04), FGIC Insured...........       GO       Aaa/AAA     06/01/01(a)   6.700     1,234,368

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
NEVADA (CONTINUED)
 $       280    Las Vegas, (Clark County Library
                  District, Refunding, Series B, due
                  08/01/04), FGIC Insured...............       GO       Aaa/AAA     08/01/01(a)   6.700% $    288,053
      15,500    Nevada, (Colorado River Commission,
                  Prerefunded due 07/01/24).............       GO       Aaa/AA      07/01/04(a)   6.500    16,677,845
       1,330    Nevada, (Prison Facilities, Prerefunded,
                  due 08/01/04).........................       GO       Aa2/AAA     08/01/00(a)   7.000     1,356,600
                                                                                                         ------------
                    TOTAL NEVADA........................                                                   29,044,676
                                                                                                         ------------

NEW HAMPSHIRE (0.9%)
       4,900    New Hampshire Higher Educational &
                  Health Facilities Authority,
                  (Dartmouth College, Refunding)........       RB       Aaa/NR      06/01/07      6.750     5,450,172
       1,720    New Hampshire, (Prerefunded,
                  Series A).............................       GO       Aa2/AA+     06/15/03      6.600     1,785,136
                                                                                                         ------------
                    TOTAL NEW HAMPSHIRE.................                                                    7,235,308
                                                                                                         ------------

NEW JERSEY (5.3%)
       4,180    Jersey City, (School Board Reserve Fund,
                  Refunding, Series A)..................       GO       Aa2/AA      10/01/11      6.250     4,590,894
      10,000    New Jersey..............................       GO       Aa1/AA+     05/01/07      5.500    10,450,400
       7,000    New Jersey Economic Development
                  Authority, (Market Transition
                  Facilities Revenue, Sr. Lien,
                  Series A), MBIA Insured...............       RB       Aaa/AAA     07/01/02      5.400     7,120,260
       4,100    New Jersey Economic Development
                  Authority, (Transition Project
                  Sublease, Series A), FSA Insured......       RB       Aaa/AAA     05/01/11      5.750     4,351,248
       6,000    New Jersey Transportation Trust Fund
                  Authority, (Transportation System,
                  Series B), MBIA Insured...............       RB       Aaa/AAA     06/15/05      6.000     6,349,320
       8,000    New Jersey Turnpike Authority,
                  (Series A), MBIA Insured..............       RB       Aaa/AAA     01/01/11      6.000     8,666,560
                                                                                                         ------------
                    TOTAL NEW JERSEY....................                                                   41,528,682
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
NEW YORK (5.2%)
 $        75    Monroe County, (Public Improvement,
                  Unrefunded Balance, Series 1995, due
                  06/01/10), AMBAC Insured..............       GO       Aaa/AAA     06/01/08(a)   6.000% $     81,788
          50    New York City, (Escrowed to Maturity,
                  Prerefunded, Series A)................       GO        A3/A-      08/01/02      5.750        51,256
       1,465    New York City, (Escrowed to Maturity,
                  Series B).............................       GO       Aaa/AAA     06/01/01      8.000     1,508,481
       2,595    New York City, (Unrefunded Balance,
                  Series A).............................       GO        A3/A-      08/01/02      5.750     2,653,725
      10,000    New York Convention Center Operating
                  Corp., (Yale Building Acquisition
                  Project)..............................       PP        NR/NR      12/01/04      6.500    10,147,700
       2,850    New York State Dormitory Authority,
                  (Secured Hospital, Interfaith Medical
                  Center, Series D).....................       RB       Baa1/A      02/15/04      5.500     2,901,100
      13,010    New York State Thruway Authority,
                  (Highway & Bridge Trust Fund,
                  Series B-1), FGIC Insured.............       RB       NR/AAA      04/01/09      5.500    13,575,675
       8,700    Triborough Bridge & Tunnel Authority,
                  (General Purpose, Refunding,
                  Series X).............................       RB       Aa3/A+      01/01/12      6.625     9,874,239
                                                                                                         ------------
                    TOTAL NEW YORK......................                                                   40,793,964
                                                                                                         ------------

NORTH CAROLINA (2.0%)
       8,900    North Carolina Municipal Power Agency,
                  (No. 1 Catawba Electric Revenue,
                  Refunding, Series B)..................       RB      Baa1/BBB+    01/01/06      6.125     9,179,193
       6,275    North Carolina Municipal Power Agency,
                  (No. 1 Catawba Electric Revenue,
                  Refunding, Series B)..................       RB      Baa1/BBB+    01/01/07      6.250     6,531,898
                                                                                                         ------------
                    TOTAL NORTH CAROLINA................                                                   15,711,091
                                                                                                         ------------

NORTH DAKOTA (1.4%)
      11,280    North Dakota Housing Finance Agency,
                  (Mortgage Revenue, Refunding,
                  Series C, due 01/01/31)...............       RB       Aa3/NR      07/01/10(a)   5.550    11,280,113
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
OHIO (2.8%)
 $    10,000    Ohio State, (Highway Capital
                  Improvements, Series E)...............       GO       Aa1/AAA     05/01/04      5.250% $ 10,234,300
       8,000    Ohio Turnpike Commission, (Prerefunded,
                  Series A), MBIA Insured...............       RB       Aaa/AAA     02/15/26      5.500     8,436,240
       2,795    Ohio Water Development Authority,
                  (Escrowed to Maturity, Refunding, due
                  12/01/10).............................       RB       Aaa/AAA     12/01/00(a)   9.375     3,347,012
                                                                                                         ------------
                    TOTAL OHIO..........................                                                   22,017,552
                                                                                                         ------------

PENNSYLVANIA (1.4%)
         970    Pennsylvania Higher Education Assistance
                  Agency, (Student Loan Revenue,
                  Refunding, Series A), FGIC Insured....       RB       Aaa/AAA     12/01/00      6.800       977,517
       1,310    Pennsylvania Higher Education Facilities
                  Authority, (College & University
                  Revenue, University of Pennsylvania,
                  Refunding, Series A)..................       RB        A1/AA      09/01/02      6.500     1,362,151
       2,800    Pennsylvania Higher Education Facilities
                  Authority, (Health Services Revenue,
                  University of Pennsylvania Health
                  Services, Refunding, Series A)........       RB        A3/A       01/01/06      6.000     2,763,600
       1,500    Pennsylvania, (2nd Series A,
                  Prerefunded), MBIA Insured............       GO       Aaa/AAA     11/01/04      6.500     1,558,365
       4,250    Philadelphia Authority for Industrial
                  Development, (Academy of Natural
                  Sciences).............................       PP        NR/NR      01/01/18      4.750     4,246,047
                                                                                                         ------------
                    TOTAL PENNSYLVANIA..................                                                   10,907,680
                                                                                                         ------------

PUERTO RICO (0.7%)
       5,000    Puerto Rico Municipal Finance Agency,
                  (Refunding, Series B).................       GO       Baa1/A-     08/01/02      5.500     5,097,200
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
SOUTH CAROLINA (5.9%)
 $     1,000    Piedmont Municipal Power Agency,
                  (Electric Revenue, Escrowed to
                  Maturity, Refunding), MBIA Insured....       RB       Aaa/AAA     01/01/08      6.200% $  1,088,990
      15,000    Piedmont Municipal Power Agency,
                  (Electric Revenue, Refunding), FGIC
                  Insured...............................       RB       Aaa/AAA     01/01/20      6.750    17,141,700
       5,500    South Carolina Economic Development
                  Authority, (Hospital Facilities
                  Revenue, Palmetto Health Alliance,
                  Series A).............................       RB      Baa1/BBB     12/15/10      7.000     5,628,205
       3,000    South Carolina Economic Development
                  Authority, (Hospital Facilities
                  Revenue, Palmetto Health Alliance,
                  Series A, due 12/15/15)...............       RB      Baa1/BBB     12/15/10(a)   7.125     3,057,720
       7,000    South Carolina Public Service Authority,
                  (Santee Cooper, Prerefunded Series D
                  due 07/01/31).........................       RB       Aaa/AAA     07/01/02(a)   6.625     7,408,310
       5,385    South Carolina, (Capital Improvement,
                  Series A).............................       GO       Aaa/AAA     10/01/09      5.500     5,654,681
       5,655    South Carolina, (Capital Improvement,
                  Series A, due 10/01/10)...............       GO       Aaa/AAA     10/01/09(a)   5.500     5,944,310
                                                                                                         ------------
                    TOTAL SOUTH CAROLINA................                                                   45,923,916
                                                                                                         ------------

TENNESSEE (1.2%)
       3,320    Knox County, (Public Improvement, due
                  05/01/12).............................       GO       Aa2/AA      05/01/08(a)   6.000     3,520,661
       3,500    Knox County, (Public Improvement, due
                  05/01/13).............................       GO       Aa2/AA      05/01/08(a)   6.000     3,695,440
       2,310    Shelby County, (School Board,
                  Prerefunded)..........................       GO       Aa3/AA+     03/01/14      5.900     2,381,956
                                                                                                         ------------
                    TOTAL TENNESSEE.....................                                                    9,598,057
                                                                                                         ------------

TEXAS (9.8%)
       1,500    Austin Utilities System, (Escrowed to
                  Maturity, due 10/01/01)...............       RB       Aaa/AAA     10/01/00(a)   6.500     1,534,650
       6,920    Austin Utilities System, (Refunding,
                  Series A), FSA Insured................       RB       Aaa/AAA     11/15/03      5.750     7,152,996

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
TEXAS (CONTINUED)
 $     4,040    Austin, (Public Improvement, due
                  09/01/12).............................       GO       Aa2/AA      09/01/09(a)   5.750% $  4,205,802
       4,500    Austin, (Public Improvement, due
                  09/01/14).............................       GO       Aa2/AA      09/01/09(a)   5.750     4,625,505
      10,000    Brazos River Authority, (Pollution
                  Control Revenue, Refunding, Texas
                  Utilities Electric Co., Series A, due
                  04/01/33).............................       RB       A3/BBB+     04/01/01(a)   5.000    10,028,700
       2,260    Corpus Christi Independent School
                  District, (Refunding), PSFG Insured...       GO       Aaa/AAA     08/15/05      6.000     2,388,504
       1,305    Dallas County Flood Control District #1,
                  (Prerefunded).........................       GO       Aaa/NR      04/01/10      9.250     1,562,085
       1,650    El Paso Independent School District,
                  (Prerefunded), PSFG Insured...........       GO       Aaa/AAA     07/01/03      6.550     1,682,290
       5,000    Humble Independent School District, Zero
                  Coupon, (Compensation Interest,
                  Refunding), PSFG Insured..............       GO       Aaa/AAA     02/15/16      0.000     2,082,200
       5,880    Humble Independent School District, Zero
                  Coupon, (Compensation Interest,
                  Refunding), PSFG Insured..............       GO       Aaa/AAA     02/15/17      0.000     2,292,142
       3,805    Lewisville Independent School District,
                  (Refunding), PSFG Insured.............       GO       Aaa/NR      08/15/03      6.000     3,949,780
      10,000    Lower Colorado River Authority,
                  (Refunding, Series B, due 05/15/10),
                  FSA Insured...........................       RB       Aaa/AAA     05/15/09(a)   6.000    10,784,900
       7,000    Texas Water Development Board,
                  (Revolving Fund, Sr. Lien, Series B,
                  due 07/15/12).........................       RB       Aa1/AAA     01/15/10(a)   5.750     7,312,830
      10,000    Texas, (Prerefunded, Series C)..........       GO        NR/AA      04/01/20      5.500    10,351,600
       4,000    Texas, (Public Finance Authority,
                  Refunding, Series B)..................       GO       Aa1/AA      10/01/03      6.000     4,168,680
       2,500    University of Texas, (Permanent
                  University Fund, Refunding)...........       RB       Aaa/AAA     07/01/01      6.300     2,544,100
                                                                                                         ------------
                    TOTAL TEXAS.........................                                                   76,666,764
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
UTAH (2.0%)
 $     4,155    Intermountain Power Agency, (Power
                  Supply Revenue, Refunding, Series C),
                  MBIA Insured..........................       RB       Aaa/AAA     07/01/01      6.000% $  4,213,544
       6,645    Intermountain Power Agency, (Power
                  Supply Revenue, Refunding, Series C),
                  MBIA Insured..........................       RB       Aaa/AAA     07/01/02      6.000     6,816,707
       4,180    Jordan School District, (Refunding, due
                  06/15/06).............................       GO       Aa3/NR      06/15/03(a)   6.050     4,336,207
                                                                                                         ------------
                    TOTAL UTAH..........................                                                   15,366,458
                                                                                                         ------------

VIRGINIA (5.6%)
      13,390    Fairfax County, (Economic Development
                  Authority Resource Recovery Revenue,
                  Refunding, Series A), AMBAC Insured...       RB       NR/AAA      02/01/04      5.700    13,816,873
       2,730    Fairfax County, (Water Authority
                  Revenue, Prerefunded due 04/01/22)....       RB       Aaa/AAA     04/01/07(a)   6.000     2,972,479
       3,650    Loudoun County, (Public Improvement,
                  Series B).............................       GO       Aa1/AA      01/01/04      5.125     3,712,013
       3,650    Loudoun County, (Public Improvement,
                  Series B).............................       GO       Aa1/AA      01/01/05      5.125     3,719,533
       3,650    Loudoun County, (Public Improvement,
                  Series B).............................       GO       Aa1/AA      01/01/06      5.250     3,747,236
       3,665    Metropolitan Airport Washington D.C.
                  Authority, (General Airport Revenue,
                  Series A, due 10/01/10), FGIC
                  Insured...............................       RB       Aaa/AAA     10/01/00(a)   7.250     3,751,347
       5,000    Virginia College Building Authority,
                  (Educational Facilities Revenue, 21st
                  Century College Program)..............       RB       Aa1/AA+     02/01/03      5.750     5,138,800
       2,000    Virginia Public School Authority,
                  (Prerefunded, Series A)...............       RB       Aa1/AA      08/01/04      6.500     2,081,120
       5,000    Virginia Public School Authority,
                  (Refunding)...........................       RB       Aa1/AA      01/01/02      6.000     5,106,000
                                                                                                         ------------
                    TOTAL VIRGINIA......................                                                   44,045,401
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
WASHINGTON (5.0%)
 $     7,215    Clark County, (Industrial Revenue Bond,
                  Camas Power Boiler Ltd. Solid Waste
                  Disposal Project, Series A, due
                  08/01/07), LOC Landesbank Hessen......       RB       Aaa/NR      08/01/02(a)   4.650% $  7,159,661
       2,995    Grant County Public Utility
                  District #2, (Priest Rapids
                  Hydroelectric Revenue, Refunding, 2nd
                  Series C, due 01/01/13), AMBAC
                  Insured...............................       RB       Aaa/AAA     01/01/07(a)   6.000     3,136,843
       1,315    Grant County Public Utility
                  District #2, (Wanapum Hydroelectric
                  Revenue, Refunding, 2nd Series C, due
                  01/01/13), AMBAC Insured..............       RB       Aaa/AAA     01/01/07(a)   6.000     1,373,623
       1,555    King & Snohomish Counties School
                  District # 417, (due 12/01/02), FGIC
                  Insured...............................       GO       Aaa/AAA     12/01/00      6.600     1,564,890
         605    King County, (Escrowed to Maturity,
                  Prerefunded, Series B)................       GO       Aa1/AA+     01/01/01      6.700       610,602
       5,750    King County, (Unrefunded Balance,
                  Series B).............................       GO       Aa1/AA+     01/01/01      6.700     5,805,143
       1,000    Pierce County School District #320,
                  (Prerefunded due 12/01/02), MBIA-IBC
                  Insured...............................       GO       Aaa/AAA     12/01/01(a)   6.600     1,027,600
       1,250    Snohomish County School District #2,
                  (Refunding, Series A, due 12/01/02),
                  MBIA-IBC Insured......................       GO       Aaa/AAA     06/01/01(a)   6.700     1,271,175
       2,000    Washington Public Power Supply System,
                  (Nuclear Project #2, Refunding,
                  Series A).............................       RB       Aa1/AA-     07/01/06      7.250     2,227,380
       5,265    Washington Public Power Supply System,
                  (Nuclear Project #2, Refunding,
                  Series A).............................       RB       Aa1/AA-     07/01/01      6.300     5,348,398
       2,000    Washington Public Power Supply System,
                  (Nuclear Project #2, Refunding,
                  Series C, due 07/01/01), FGIC
                  Insured...............................       RB       Aaa/AAA     01/01/01(a)   7.000     2,043,140
       1,500    Washington Public Power Supply System,
                  (Nuclear Project #2, Refunding,
                  Series C, due 07/01/02)...............       RB       Aa1/AA-     01/01/01(a)   7.500     1,546,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
WASHINGTON (CONTINUED)
 $     1,750    Washington, (Refunding, Series R-92-A,
                  due 09/01/02).........................       GO       Aa1/AA+     09/01/01(a)   6.300% $  1,799,193
       4,000    Washington, (Series B & AT-7)...........       GO       Aa1/AA+     06/01/17      6.400     4,413,960
                                                                                                         ------------
                    TOTAL WASHINGTON....................                                                   39,328,108
                                                                                                         ------------

WISCONSIN (1.5%)
       6,250    Wisconsin Health & Educational
                  Facilities............................       PP        NR/NR      05/01/19      5.950     5,889,063
       6,250    Wisconsin Health & Educational
                  Facilities............................       PP        NR/NR      05/01/14      5.700     6,006,125
                                                                                                         ------------
                    TOTAL WISCONSIN.....................                                                   11,895,188
                                                                                                         ------------
                    TOTAL LONG TERM INVESTMENTS (COST $754,481,750)....................................   769,317,980
                                                                                                         ------------
SHORT-TERM INVESTMENTS (3.2%)
OTHER INVESTMENT COMPANIES (3.2%)
   SHARES
--------------
  25,177,479    J.P. Morgan Institutional Tax Exempt Money Market Fund* (cost $25,177,479).............    25,177,479
                                                                                                         ------------
                TOTAL INVESTMENTS (COST $779,659,229) (101.3%).........................................   794,495,459
                LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)..........................................   (10,572,277)
                                                                                                         ------------
                NET ASSETS (100.0%)....................................................................  $783,923,182
                                                                                                         ============

------------------------------
Note: Based on the cost of investments of $779,659,229 for federal income tax purposes at July 31, 2000 the aggregate gross unrealized appreciation and depreciation was $15,705,322 and $869,092 respectively, resulting in net unrealized appreciation of investments of $14,836,230.

(a) The date under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Co., FSA - Financial Securities Assurance, GO - General Obligation, IBC - IBC Financial Data, Inc., LOC - Letter of Credit, MBIA - Municipal Bond Assurance Corp., NR - Not Rated, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RB - Revenue Bond

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity which coincides with the first call date of the first bond.

* Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $779,659,229 )          $794,495,459
Interest Receivable                                   9,548,091
Prepaid Trustees' Fees                                    3,273
Prepaid Expenses and Other Assets                        93,876
                                                   ------------
    Total Assets                                    804,140,699
                                                   ------------
LIABILITIES
Payable to Custodian                                     10,726
Payable for Investments Purchased                    19,883,269
Advisory Fee Payable                                    196,848
Administrative Services Fee Payable                      15,888
Administration Fee Payable                                  343
Fund Services Fee Payable                                   676
Accrued Expenses                                        109,767
                                                   ------------
    Total Liabilities                                20,217,517
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $783,923,182
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JULY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $ 40,506,238
EXPENSES
Advisory Fee                                       $2,344,217
Custodian Fees and Expenses                           195,879
Administrative Services Fee                           194,913
Professional Fees and Expenses                         47,183
Fund Services Fee                                      12,760
Trustees' Fees and Expenses                             9,104
Administration Fee                                      5,677
Miscellaneous                                          11,522
                                                   ----------
    Total Expenses                                                2,821,255
                                                               ------------
NET INVESTMENT INCOME                                            37,684,983
NET REALIZED LOSS ON INVESTMENTS                                (13,494,852)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     6,100,102
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $ 30,290,233
                                                               ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL  FOR THE ELEVEN  FOR THE FISCAL
                                                     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                                   JULY 31, 2000   JULY 31, 1999   AUGUST 31, 1998
                                                   --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  37,684,983   $  34,387,277   $   31,583,373
Net Realized (Loss) Gain on Investments              (13,494,852)      4,500,130          680,094
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                        6,100,102     (30,158,895)      15,917,500
                                                   -------------   -------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                      30,290,233       8,728,512       48,180,967
                                                   -------------   -------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        318,241,114     417,545,311      337,310,680
Withdrawals                                         (386,477,921)   (361,383,038)    (232,110,590)
                                                   -------------   -------------   --------------
    Net (Decrease) Increase from Investors'
      Transactions                                   (68,236,807)     56,162,273      105,200,090
                                                   -------------   -------------   --------------
    Total (Decrease) Increase in Net Assets          (37,946,574)     64,890,785      153,381,057
NET ASSETS
Beginning of Period                                  821,869,756     756,978,971      603,597,914
                                                   -------------   -------------   --------------
End of Period                                      $ 783,923,182   $ 821,869,756   $  756,978,971
                                                   =============   =============   ==============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                     FOR THE FISCAL YEAR ENDED
                                FOR THE FISCAL    FOR THE ELEVEN             AUGUST 31,
                                  YEAR ENDED       MONTHS ENDED     ----------------------------
                                JULY 31, 2000     JULY 31, 1999     1998    1997    1996    1995
                                --------------    --------------    ----    ----    ----    ----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                           0.36%            0.37%(a)  0.37%   0.38%   0.38%   0.42%
  Net Investment Income                  4.78%            4.49%(a)  4.70%   4.93%   4.92%   5.15%
Portfolio Turnover                         84%              29%(b)    16%     25%     25%     47%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993. The portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. At a meeting on November 12, 1998, the trustees elected to change the portfolio's fiscal year from August 31 to July 31.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available bid price on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the quoted bid price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid JPMIM at an annual rate of 0.30% of the portfolio's average daily net assets. For the fiscal year ended July 31, 2000, such fees amounted to $2,365,565.

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
THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
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      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory, shareholder servicing, and administrative services fees. For the fiscal year ended July 31 ,2000, J.P. Morgan has agreed to reimburse the portfolio $21,348 under this agreement. Interest income included in the Statement of Operations for the year ended July 31, 2000 includes $269,024 of interest income from investment in affiliated Money Market Funds.

   b) The trust on behalf of the portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended July 31, 2000, the fee for these services amounted to $5,677.

   c) The trust on behalf of the portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended July 31, 2000, the fee for these services amounted to $194,913.

   d) The trust on behalf of the portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. For the fiscal year ended July 31, 2000, the portfolio's allocated portion of Group's costs in performing its services amounted to $12,760.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer

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
THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
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      also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,400 for the fiscal year ended July 31, 2000.

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the fiscal year ended July 31, 2000 were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
    $644,817,931   $656,683,081

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

                                                                              39
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Bond Portfolio (the "portfolio") at July 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for the year then ended, for the eleven months ended July 31, 1999 and for the year ended August 31, 1998 and the supplementary data for the year then ended, for the eleven months ended July 31, 1999 and for the four years ended August 31, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
September 15, 2000

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